Eaton Vance

Municipal Income Trust

August 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 145.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.9%
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$405	$534,413
Texas Water Development Board, 4.00%, 10/15/37(1)	8,125	9,787,294

		$10,321,707

Cogeneration — 0.0%(2)
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(3)	$630	$157,552

		$157,552

Education — 10.5%
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/49(4)	$1,115	$1,160,191
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(4)	430	403,379
California State University, 5.00%, 11/1/41(1)	13,000	15,879,890
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 5.375%, 6/15/38(4)	350	372,267
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 5.375%, 6/15/48(4)	655	686,113
Capital Trust Agency, FL, (Liza Jackson Preparatory School, Inc.), 5.00%, 8/1/55	325	371,400
District of Columbia, (District of Columbia International School), 5.00%, 7/1/39	425	491,538
District of Columbia, (District of Columbia International School), 5.00%, 7/1/49	390	441,457
District of Columbia, (KIPP DC), 4.00%, 7/1/39	240	261,000
District of Columbia, (KIPP DC), 4.00%, 7/1/44	230	247,066
District of Columbia, (KIPP DC), 4.00%, 7/1/49	335	358,195
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/56(4)	2,165	2,234,865
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(4)	250	245,925
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/42(1)	950	1,147,001
Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	5,580	7,454,768
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	770	866,058
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/37	1,000	1,117,970
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46(1)	3,000	3,652,830
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,640	2,431,694
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	1,350	1,355,251
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/29(1)	2,825	3,661,454
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/31(1)	1,875	2,408,700
Pennsylvania State University, 5.00%, 9/1/42(1)	3,250	3,971,727
Public Finance Authority, WI, (Roseman University of Health Sciences), 5.00%, 4/1/40(4)	755	810,221
Public Finance Authority, WI, (Roseman University of Health Sciences), 5.00%, 4/1/50(4)	380	401,611
Public Finance Authority, WI, (Roseman University of Health Sciences), 5.50%, 4/1/32	165	170,257
Public Finance Authority, WI, (Roseman University of Health Sciences), 5.75%, 4/1/42	415	426,707

Security	Principal Amount (000’s omitted)	Value
Swarthmore Borough Authority, PA, (Swarthmore College), 5.00%, 9/15/46(1)	$2,525	$3,180,944
University of Michigan, 5.00%, 4/1/48(1)	1,500	1,866,855

		$58,077,334

Electric Utilities — 3.3%
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	$3,040	$3,160,871
Los Angeles Department of Water and Power, CA, Power System Revenue, 4.00%, 7/1/46(1)	9,000	10,042,830
Michigan Public Power Agency, 5.00%, 1/1/43	775	810,332
New York Power Authority, 4.00%, 11/15/60	3,000	3,500,730
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	506,920

		$18,021,683

Escrowed/Prerefunded — 3.1%
Allegheny County Higher Education Building Authority, PA, (Duquesne University), Prerefunded to 3/1/21, 5.50%, 3/1/31	$1,050	$1,077,699
Apollo Career Center Joint Vocational School District, OH, Prerefunded to 12/1/21, 5.25%, 12/1/33	335	356,149
Detroit, MI, Sewage Disposal System, Prerefunded to 7/1/22, 5.25%, 7/1/39	1,860	2,032,255
Detroit, MI, Water Supply System, Prerefunded to 7/1/21, 5.25%, 7/1/41	5,480	5,711,420
Hancock County, OH, (Blanchard Valley Regional Health Center), Prerefunded to 6/1/21, 6.25%, 12/1/34	750	783,450
Jenison Public Schools, MI, Prerefunded to 5/1/21, 5.00%, 5/1/28	500	516,120
Jenison Public Schools, MI, Prerefunded to 5/1/21, 5.00%, 5/1/30	500	516,120
Lancaster Industrial Development Authority, PA, (Garden Spot Village), Prerefunded to 5/1/23, 5.375%, 5/1/28	100	113,598
Lansing Board of Water and Light, MI, Prerefunded to 7/1/21, 5.50%, 7/1/41	500	522,150
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 7.25%, 1/1/32	360	368,356
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 7.25%, 1/1/32	240	245,570
Massachusetts Development Finance Agency, (UMass Memorial), Prerefunded to 7/1/21, 5.50%, 7/1/31	525	548,258
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), Prerefunded to 7/1/22, 5.00%, 7/1/44	1,250	1,355,237
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 6/1/22, 5.00%, 6/1/32	250	269,865
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	205	233,829
New York, Prerefunded to 2/15/21, 5.00%, 2/15/34(1)	2,500	2,555,200

		$17,205,276

General Obligations — 22.1%
Allegheny County, PA, 5.00%, 11/1/43(1)	$2,875	$3,581,589
Boston, MA, 5.00%, 5/1/38(1)	3,000	3,805,830
Chicago Board of Education, IL, 5.00%, 12/1/42	8,160	8,319,120
Chicago Board of Education, IL, 5.00%, 12/1/46	240	245,976
Chicago, IL, 5.00%, 1/1/44	1,000	1,095,800
Chicago, IL, 5.75%, 1/1/33	1,500	1,729,725
Cleveland, OH, 5.00%, 12/1/43(1)	2,775	3,446,633
Danvers, MA, 5.25%, 7/1/36	885	918,126
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	1,000	1,426,340
Forest Hills Local School District, OH, 5.00%, 12/1/46(1)	2,775	3,239,923
Frisco Independent School District, TX, (PSF Guaranteed), Prerefunded to 8/15/21, 5.00%, 8/15/37(1)	9,000	9,413,640

Security	Principal Amount (000’s omitted)	Value
Illinois, 5.00%, 11/1/23	$1,000	$1,073,350
Illinois, 5.00%, 5/1/33	5,000	5,306,750
Illinois, 5.00%, 5/1/35	1,415	1,496,886
Illinois, 5.00%, 12/1/42	3,020	3,282,166
Illinois, 5.50%, 5/1/39	290	339,143
Illinois, 5.75%, 5/1/45	295	346,590
Jackson Public Schools, MI, 5.00%, 5/1/48(1)	2,850	3,468,991
Kent County, MI, (AMT), 5.00%, 1/1/28	1,000	1,032,820
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36(1)	3,250	3,310,775
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/39	17,900	8,308,464
Massachusetts, 5.00%, 9/1/38(1)	14,500	18,488,080
Monmouth County Improvement Authority, NJ, 5.00%, 1/15/28	340	345,882
Monmouth County Improvement Authority, NJ, 5.00%, 1/15/30	340	345,845
Ohio, 5.00%, 2/1/37(1)	2,775	3,373,595
Pennsylvania, 5.00%, 3/1/32(1)	2,250	2,860,672
Peters Township School District, PA, 5.00%, 9/1/40(1)	2,750	3,441,515
Shoreline School District No. 412, WA, 4.00%, 6/1/38(1)	7,200	8,524,728
State College Area School District, PA, 5.00%, 5/15/44(1)	3,100	3,868,149
Trenton Public Schools, MI, 5.00%, 5/1/42(1)	2,850	3,489,027
Upper Arlington City School District, OH, 5.00%, 12/1/48(1)	2,775	3,408,477
Walled Lake Consolidated School District, MI, 5.00%, 5/1/34	365	415,761
Wayland, MA, 5.00%, 2/1/33	510	519,109
Wayland, MA, 5.00%, 2/1/36	770	783,198
Will County, IL, 5.00%, 11/15/45(1)	5,625	6,602,456
Winchester, MA, 5.00%, 4/15/36	245	251,267

		$121,906,398

Hospital — 17.7%
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(1)	$1,000	$1,109,580
Butler County, OH, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	500	510,935
California Health Facilities Financing Authority, (City of Hope), 4.00%, 11/15/45(1)	6,800	7,787,768
California Health Facilities Financing Authority, (Sutter Health Obligation Group), 5.00%, 8/15/52(1)	10,000	11,025,500
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	1,985	2,144,832
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/44	1,185	1,314,438
Chester County Health and Education Facilities Authority, PA, (Main Line Health System), 4.00%, 9/1/50	2,125	2,431,659
Doylestown Hospital Authority, PA, (Doylestown Health), 4.00%, 7/1/45	310	327,066
Franklin County, OH, (Trinity Health Credit Group), 5.00%, 12/1/47(1)	2,800	3,357,256
Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	281,033
Hamilton County, OH, (UC Health), 4.00%, 9/15/50	1,665	1,815,066
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 4.00%, 7/1/45	250	276,600
Massachusetts Development Finance Agency, (Atrius Health), 4.00%, 6/1/49	735	793,763
Massachusetts Development Finance Agency, (Atrius Health), 5.00%, 6/1/39	610	726,614
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/46(1)	10,000	11,149,100
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/47(1)	3,550	4,161,452
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	30	30,867
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/50	2,460	2,770,796
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/42(1)	2,850	3,439,665

Security	Principal Amount (000’s omitted)	Value
Middleburg Heights, OH, (Southwest General Health Center), 5.25%, 8/1/36	$500	$521,295
Middleburg Heights, OH, (Southwest General Health Center), 5.25%, 8/1/41	800	834,072
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	100	100,317
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	45	50,850
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39(1)	3,425	4,039,205
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/45	1,595	1,737,705
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/36(4)	800	923,712
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	205	205,767
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	615,878
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	179,094
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/38	425	495,618
Oklahoma Development Finance Authority, (OU Medicine), 5.25%, 8/15/43	4,770	5,594,685
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42(1)	5,250	5,914,650
Southeastern Ohio Port Authority, OH, (Memorial Health System Obligated Group), 5.00%, 12/1/43	875	883,339
Southeastern Ohio Port Authority, OH, (Memorial Health System Obligated Group), 5.50%, 12/1/43	750	781,357
Tampa, FL, (BayCare Health System), 4.00%, 11/15/46(1)	10,000	11,032,200
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45(1)	6,200	7,142,028
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	1,000	1,091,750

		$97,597,512

Housing — 0.2%
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/39	$175	$177,913
Ohio Housing Finance Agency, (GNMA, FNMA, FHLMC), 3.80%, 9/1/38	835	928,712
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	180	174,899

		$1,281,524

Industrial Development Revenue — 3.4%
Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	$373	$374,826
Cleveland, OH, (Continental Airlines), (AMT), 5.375%, 9/15/27	555	555,544
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(4)	1,075	1,202,065
National Finance Authority, NH, (Covanta), 4.625%, 11/1/42(4)	1,580	1,628,727
National Finance Authority, NH, (Covanta), (AMT), 4.875%, 11/1/42(4)	1,740	1,805,285
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	50	51,276
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	4,815	4,927,960
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	750	768,173
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	2,720	2,824,502

Security	Principal Amount (000’s omitted)	Value
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	$1,000	$1,359,390
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(4)	1,525	1,596,995
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(4)	775	850,067
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 5.25%, 5/1/44(4)	690	768,080
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(4)	300	333,279

		$19,046,169

Insured-Education — 0.8%
Hamilton County, OH, (University Heights Community Urban Development Corp.), (AGM), 5.00%, 6/1/30	$750	$752,745
Massachusetts College Building Authority, (AGC), 5.50%, 5/1/39	1,000	1,533,550
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	1,365	1,973,148

		$4,259,443

Insured-Electric Utilities — 1.9%
Cleveland, OH, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	$710	$650,786
Cleveland, OH, Public Power System Revenue, (NPFG), 0.00%, 11/15/38	2,000	1,262,420
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	815	786,858
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,840,640
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	314,495
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,515	1,560,647
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	250	257,207
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,880	1,928,335
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	595	609,280

		$10,210,668

Insured-Escrowed/Prerefunded — 0.4%
Bay City Brownfield Redevelopment Authority, MI, (BAM), Prerefunded to 10/1/23, 5.375%, 10/1/38	$500	$578,250
Cleveland, OH, Airport System Revenue, (AGM), Prerefunded to 1/1/22, 5.00%, 1/1/30	600	638,412
Hartland Consolidated Schools, MI, (AGM), Prerefunded to 5/1/21, 5.25%, 5/1/29	1,000	1,033,210

		$2,249,872

Insured-General Obligations — 1.0%
Canal Winchester Local School District, OH, (NPFG), 0.00%, 12/1/30	$2,455	$2,046,218
Detroit School District, MI, (AGM), 5.25%, 5/1/32	300	412,809
Livonia Public Schools, MI, (AGM), 5.00%, 5/1/43	910	997,524
Massachusetts, (AMBAC), 5.50%, 8/1/30	1,000	1,406,400
Westland Tax Increment Finance Authority, MI, (BAM), 5.25%, 4/1/34	500	558,750

		$5,421,701

Insured-Hospital — 0.6%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$298,845
Toledo Hospital (The), (AGM), 5.75%, 11/15/38	2,410	2,846,828

		$3,145,673

Insured-Lease Revenue/Certificates of Participation — 0.2%
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	$1,000	$1,249,760

		$1,249,760

Security	Principal Amount (000’s omitted)	Value
Insured-Other Revenue — 0.6%
Harris County-Houston Sports Authority, TX, (AGM) (NPFG), 0.00%, 11/15/34	$4,210	$2,456,198
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	590	928,631

		$3,384,829

Insured-Special Tax Revenue — 3.7%
Garden State Preservation Trust, NJ, (AGM), 0.00%, 11/1/25	$5,250	$4,924,132
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	1,000	1,312,830
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/37	20,700	11,616,840
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	760	702,149
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,020	1,823,171

		$20,379,122

Insured-Transportation — 6.1%
Alameda Corridor Transportation Authority, CA, (NPFG), 0.00%, 10/1/33	$12,425	$8,867,723
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	935	1,015,990
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	850	955,723
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 1/1/39	1,500	1,669,755
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	2,400	1,939,320
New York Thruway Authority, (AGM), 3.00%, 1/1/46	2,555	2,691,999
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	1,000	1,128,900
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/26	1,000	1,236,460
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	2,500	3,330,175
Philadelphia Parking Authority, PA, (AMBAC), 5.25%, 2/15/29	1,005	1,009,110
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	6,225	6,712,044
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	2,370	2,641,294
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	590	613,482

		$33,811,975

Insured-Water and Sewer — 7.2%
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.00%, 10/1/35(1)	$17,985	$21,767,425
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/34	6,000	2,924,400
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/35	6,680	3,048,552
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/36	7,000	2,991,170
Jefferson County, AL, Sewer Revenue, (AGM), 5.00%, 10/1/44	3,750	4,145,175
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	4,780	4,811,835

		$39,688,557

Lease Revenue/Certificates of Participation — 0.7%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$625	$639,500
Michigan State Building Authority, 5.00%, 10/15/51(1)	2,850	3,413,616

		$4,053,116

Other Revenue — 0.8%
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	$1,925	$346,500
Kalispel Tribe of Indians, WA, 5.25%, 1/1/38(4)	485	543,428
Mercer County Improvement Authority, NJ, 4.00%, 3/15/40	700	829,465

Security	Principal Amount (000’s omitted)	Value
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(4)	$890	$976,668
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	805	806,038
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	825	828,086

		$4,330,185

Senior Living/Life Care — 7.2%
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	$215	$228,070
District of Columbia, (Ingleside at Rock Creek), 3.875%, 7/1/24	1,110	1,104,683
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	265	265,591
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	650	678,204
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/55	1,055	1,130,464
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/32	725	764,375
Lee County Industrial Development Authority, FL, (Shell Point/Alliance Obligated Group), 5.00%, 11/15/44	1,750	1,898,400
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(6)	3,109	839,338
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/33(4)	775	794,336
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/38(4)	545	551,545
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(4)	310	330,122
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/38	3,715	3,752,893
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.40%, 10/1/44	1,480	1,543,655
National Finance Authority, NH, (The Vista), 5.25%, 7/1/39(4)	780	792,956
National Finance Authority, NH, (The Vista), 5.625%, 7/1/46(4)	465	477,843
National Finance Authority, NH, (The Vista), 5.75%, 7/1/54(4)	1,270	1,308,595
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.50%, 7/1/38	700	686,497
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	215	222,940
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/32	200	214,558
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/33	125	133,673
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/34	130	138,389
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/39	425	446,310
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/53	1,255	1,346,753
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	740	788,226
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	3,650	3,888,345
Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(4)	775	789,616
Savannah Economic Development Authority, GA, (Marshes Skidaway), 7.125%, 1/1/38	4,960	5,345,392
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.625%, 11/15/41(7)	2,665	2,673,475
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	4,250	4,429,520
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	335	341,000

Security	Principal Amount (000’s omitted)	Value
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	$985	$1,000,090
Warren County, OH, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	275	300,212
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/39(4)	750	769,335

		$39,975,401

Special Tax Revenue — 19.9%
Cleveland, OH, Income Tax Revenue, 5.00%, 10/1/39(1)	$550	$669,394
Cleveland, OH, Income Tax Revenue, 5.00%, 10/1/43(1)	2,200	2,653,002
Franklin County, OH, Sales Tax Revenue, 5.00%, 6/1/38(1)	1,400	1,773,632
Franklin County, OH, Sales Tax Revenue, 5.00%, 6/1/43(1)	1,400	1,752,156
Massachusetts School Building Authority, Sales Tax Revenue, 5.00%, 11/15/46(1)	4,100	4,954,604
Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%, 6/1/47(1)	3,000	3,644,070
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(5)	90	0
New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(5)	35	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	135	135,344
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 11/1/38	6,500	7,543,120
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/39(1)	6,500	7,246,980
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/39(1)	12,400	14,267,192
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/35(1)	2,820	2,841,996
New York City Transitional Finance Authority, NY, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	2,180	2,199,097
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/34(1)	10,000	11,712,900
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(1)	14,100	17,237,532
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45(1)	5,600	6,280,512
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.25%, 12/1/44(1)	3,250	4,109,885
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/24	147	135,799
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/27	251	213,247
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/29	246	195,326
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/31	316	232,905
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/33	357	241,985
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/46	3,403	976,219
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/51	2,773	573,235
Puerto Rico Sales Tax Financing Corp., 4.329%, 7/1/40	1,347	1,414,363
Puerto Rico Sales Tax Financing Corp., 4.50%, 7/1/34	238	251,894
Puerto Rico Sales Tax Financing Corp., 4.536%, 7/1/53	36	37,324
Puerto Rico Sales Tax Financing Corp., 4.55%, 7/1/40	132	140,577
Puerto Rico Sales Tax Financing Corp., 4.75%, 7/1/53	972	1,021,611
Puerto Rico Sales Tax Financing Corp., 4.784%, 7/1/58	538	566,681
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,459	2,625,474
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	223	183,418
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	165	125,819
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	552	347,617
Texas Transportation Commission, Prerefunded to 4/1/24, 5.00%, 4/1/33(1)	10,000	11,699,900

		$110,004,810

Student Loan — 0.1%
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	$740	$773,034

		$773,034

Security	Principal Amount (000’s omitted)	Value
Transportation — 19.9%
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	$435	$443,061
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,000	1,130,380
Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/44(1)	4,275	4,819,464
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/37(1)	1,825	2,248,765
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/47(1)	6,525	7,894,858
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/43(1)	8,850	10,493,799
Illinois Toll Highway Authority, 4.00%, 1/1/44(1)	8,000	9,046,720
Memphis-Shelby County Airport Authority, TN, (AMT), 5.75%, 7/1/24	400	405,396
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	3,000	3,376,980
New Jersey Economic Development Authority, (Port Newark Container Terminal, LLC), (AMT), 5.00%, 10/1/47	750	813,630
New Jersey Economic Development Authority, (Transit Transportation Project), 4.00%, 11/1/38	750	808,725
New Jersey Economic Development Authority, (Transit Transportation Project), 4.00%, 11/1/39	750	807,585
New Jersey Economic Development Authority, (Transit Transportation Project), 5.00%, 11/1/44	11,000	12,890,570
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/44	2,060	2,385,707
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,100	1,128,996
New York Liberty Development Corp., (1 World Trade Center Port Authority Construction), 5.00%, 12/15/41(1)	7,880	8,239,801
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	1,255	1,354,120
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	1,230	1,319,003
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	1,055	1,140,887
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	3,860	4,155,329
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	550	557,023
Port Authority of New York and New Jersey, 5.00%, 10/15/42(1)	6,250	7,439,812
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(1)	7,200	7,942,320
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(1)	8,500	8,895,420
Port of New Orleans, LA, (AMT), 5.00%, 4/1/40(7)	2,115	2,613,717
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	1,885	1,894,689
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/37	160	178,989
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/38	295	328,972
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/39	155	172,341
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/35	205	251,699
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	2,720	3,194,368
Texas Transportation Commission, 0.00%, 8/1/37	725	383,866
Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/39	750	355,920

Security	Principal Amount (000’s omitted)	Value
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	$640	$715,258

		$109,828,170

Utilities — 0.1%
Philadelphia, PA, Gas Works Revenue, 5.25%, 8/1/40	$365	$366,431

		$366,431

Water and Sewer — 12.1%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/40(1)	$10,000	$11,768,000
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/43(1)	6,250	7,751,938
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/47(1)	14,100	17,406,027
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/43(1)	9,550	11,231,086
Grand Rapids, MI, Sanitary Sewer System Revenue, 5.00%, 1/1/48(1)	2,500	3,050,275
Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/40(1)	3,000	3,670,020
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	4,130	4,697,586
Port Huron, MI, Water Supply System, 5.25%, 10/1/31	250	262,665
Sussex County Municipal Utilities Authority, NJ, 0.00%, 12/1/36	1,250	796,950
Texas Water Development Board, 4.00%, 10/15/47(1)	5,500	6,384,455

		$67,019,002

Total Tax-Exempt Municipal Securities — 145.5% (identified cost $734,559,995)		$803,766,904

Taxable Municipal Securities — 5.0%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(2)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(3)	$192	$47,999

		$47,999

Escrowed/Prerefunded — 0.6%
Chicago, IL, Prerefunded to 1/1/25, 7.75%, 1/1/42	$2,394	$3,121,297

		$3,121,297

General Obligations — 2.3%
Atlantic City, NJ, 7.50%, 3/1/40	$6,880	$10,162,861
Chicago, IL, 7.75%, 1/1/42	2,424	2,631,906

		$12,794,767

Hospital — 1.1%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$6,000	$6,317,400

		$6,317,400

Insured-Housing — 0.5%
Onondaga Civic Development Corp., NY, (Upstate Properties Development, Inc.), (BAM), 3.158%, 12/1/41	$2,745	$2,697,539

		$2,697,539

Insured-Transportation — 0.3%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/32	$1,285	$847,419
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/33	1,000	628,220

		$1,475,639

Security	Principal Amount (000’s omitted)	Value
Student Loan — 0.1%
Massachusetts Educational Financing Authority, 4.70%, 1/1/30	$565	$612,454

		$612,454

Transportation — 0.1%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28	$750	$847,350

		$847,350

Total Taxable Municipal Securities — 5.0% (identified cost $23,140,151)		$27,914,445

Corporate Bonds & Notes — 2.6%

Security	Principal Amount (000’s omitted)	Value
Hospital — 1.9%
Boston Medical Center Corp., 4.581%, 7/1/47	$835	$909,614
CommonSpirit Health, 3.347%, 10/1/29	1,930	2,056,151
Montefiore Obligated Group, 4.287%, 9/1/50	6,945	7,201,561

		$10,167,326

Other — 0.7%
Morongo Band of Mission Indians, 7.00%, 10/1/39(4)	$3,470	$4,048,206

		$4,048,206

Total Corporate Bonds & Notes — 2.6% (identified cost $13,180,000)		$14,215,532

Total Investments — 153.1% (identified cost $770,880,146)		$845,896,881

Other Assets, Less Liabilities — (53.1)%		$(293,321,225)

Net Assets — 100.0%		$552,575,656

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At August 31, 2020, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	15.5%
Texas	10.2%
Others, representing less than 10% individually	74.3%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2020, 15.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 7.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Amount is less than 0.05%.

(3)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2020, the aggregate value of these securities is $27,633,518 or 5.0% of the Trust’s net assets.

(5)	Issuer is in default with respect to interest and/or principal.

(6)	Security is in default and making only partial interest payments.

(7)	When-issued security.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

The Trust did not have any open derivative instruments at August 31, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2020, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$803,766,904	$—	$803,766,904
Taxable Municipal Securities	—	27,914,445	—	27,914,445
Corporate Bonds & Notes	—	14,215,532	—	14,215,532
Total Investments	$—	$845,896,881	$—	$845,896,881

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.